Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000113876 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Short Duration Bond Active ETF
Class Name	iShares Short Duration Bond Active ETF
Trading Symbol	NEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Duration Bond Active ETF	$12	0.25%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 4,326,028,831
Holdings Count | Holding	1,605
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,326,028,831
Number of Portfolio Holdings	1,605
Portfolio Turnover Rate	42%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	36.3%
U.S. Government & Agency Obligations	32.3%
Collateralized Mortgage Obligations	17.9%
Asset-Backed Securities	12.3%
Foreign Government Obligations	0.9%
Investment Companies	0.2%
Municipal Debt Obligations	0.1%
Floating Rate Loan Interests	0.0	%(b)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	10.6%
Aa	35.5%
A	14.3%
Baa	14.9%
Ba	4.2%
B	1.8%
Caa	0.2%
Not Rated	18.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000125661 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Ultra Short Duration Bond Active ETF
Class Name	iShares Ultra Short Duration Bond Active ETF
Trading Symbol	ICSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Ultra Short Duration Bond Active ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Ultra Short Duration Bond Active ETF	$4	0.08%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[2]
Net Assets	$ 7,276,319,700
Holdings Count | Holding	377
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$7,276,319,700
Number of Portfolio Holdings	377
Portfolio Turnover Rate	22%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	38.9%
Commercial Paper	24.1%
Certificates of Deposit	14.8%
Asset-Backed Securities	11.2%
Repurchase Agreements	8.3%
U.S. Government & Agency Obligations	2.4%
Municipal Debt Obligations	0.3%
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	5.5%
Aa	18.3%
A	37.0%
Baa	8.7%
Not Rated	30.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000132817 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Corporate Bond ETF
Trading Symbol	LQDH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[3]
Expense Ratio, Percent	0.10%	[3],[4]
Net Assets	$ 505,777,128
Holdings Count | Holding	178
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$505,777,128
Number of Portfolio Holdings	178
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.0%
Short-term Investments	50.7%
Swaps, net cumulative appreciation	5.2%
Other assets less liabilities	(49.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.2%
Aa	9.8%
A	47.6%
Baa	37.9%
Ba	1.9%
Not Rated	0.6%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000132818 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged High Yield Bond ETF
Class Name	iShares Interest Rate Hedged High Yield Bond ETF
Trading Symbol	HYGH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged High Yield Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged High Yield Bond ETF	$3(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 3	[5]
Expense Ratio, Percent	0.05%	[5],[6]
Net Assets	$ 484,767,484
Holdings Count | Holding	174
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$484,767,484
Number of Portfolio Holdings	174
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.4%
Short-term Investments	49.8%
Swaps, net cumulative appreciation	0.6%
Other assets less liabilities	(44.8)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Baa	1.7%
Ba	46.8%
B	39.1%
Caa	10.1%
Ca	0.5%
Not Rated	1.8%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000137261 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Class Name	iShares Interest Rate Hedged Long-Term Corporate Bond ETF
Trading Symbol	IGBH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged Long-Term Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged Long-Term Corporate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[7]
Expense Ratio, Percent	0.10%	[7],[8]
Net Assets	$ 170,761,443
Holdings Count | Holding	277
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$170,761,443
Number of Portfolio Holdings	277
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	92.7%
Short-term Investments	48.6%
Swaps, net cumulative appreciation	5.7%
Other assets less liabilities	(47.0)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.6%
Aa	12.5%
A	42.6%
Baa	39.6%
Ba	1.3%
Not Rated	1.4%
(a)	The underlying fund is iShares 10+ Year Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000139416 [Member]
Shareholder Report [Line Items]
Fund Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Class Name	iShares GSCI Commodity Dynamic Roll Strategy ETF
Trading Symbol	COMT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares GSCI Commodity Dynamic Roll Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GSCI Commodity Dynamic Roll Strategy ETF	$28	0.47%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.47%	[9]
Net Assets	$ 1,160,582,105
Holdings Count | Holding	170
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,160,582,105
Number of Portfolio Holdings	170
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	45.6%
Certificates of Deposit	16.8%
Money Market Funds	15.5%
U.S. Treasury Obligations	13.8%
Futures	11.5%
Cash	8.6%
Other assets, less liabilities	(11.8)%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Energy Futures	57.4%
Agriculture Futures	12.6%
Industrial Metals Futures	11.5%
Livestock Futures	9.5%
Gold Futures	8.0%
Precious Metals Futures	1.0%

C000189608 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Inflation Hedged Corporate Bond ETF
Class Name	iShares Inflation Hedged Corporate Bond ETF
Trading Symbol	LQDI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Inflation Hedged Corporate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Inflation Hedged Corporate Bond ETF	$2(a)	0.05%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 2	[10]
Expense Ratio, Percent	0.05%	[10],[11]
Net Assets	$ 70,115,442
Holdings Count | Holding	120
Investment Company Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$70,115,442
Number of Portfolio Holdings	120
Portfolio Turnover Rate	1%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	94.0%
Short-term Investments	47.0%
Swaps, net cumulative appreciation	4.9%
Other assets less liabilities	(45.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.2%
Aa	9.8%
A	47.6%
Baa	37.9%
Ba	1.9%
Not Rated	0.6%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000198581 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Class Name	iShares Bloomberg Roll Select Commodity Strategy ETF
Trading Symbol	CMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Bloomberg Roll Select Commodity Strategy ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Bloomberg Roll Select Commodity Strategy ETF	$15	0.27%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.27%	[12]
Net Assets	$ 537,004,852
Holdings Count | Holding	76
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$537,004,852
Number of Portfolio Holdings	76
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	47.3%
U.S. Treasury Obligations	29.7%
Money Market Funds	15.7%
Futures	6.2%
Cash	8.1%
Other assets, less liabilities	(7.0)%
Commodity exposure
Sector Exposure(a)	Percent of Exposure
Energy Futures	39.3%
Agriculture Futures	26.6%
Precious Metals Futures	15.5%
Industrial Metals Futures	13.5%
Livestock Futures	5.1%
(a)	Represents the sector allocation of the Bloomberg Roll Select Commodity Total Return Index.

C000236575 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Class Name	iShares Interest Rate Hedged U.S. Aggregate Bond ETF
Trading Symbol	AGRH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Interest Rate Hedged U.S. Aggregate Bond ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Interest Rate Hedged U.S. Aggregate Bond ETF	$5(a)	0.10%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 5	[13]
Expense Ratio, Percent	0.10%	[13],[14]
Net Assets	$ 5,240,414
Holdings Count | Holding	95
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,240,414
Number of Portfolio Holdings	95
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	93.3%
Short-term Investments	3.6%
Swaps, net cumulative appreciation	3.4%
Other assets less liabilities	(0.3)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	26.6%
Aa	49.8%
A	11.4%
Baa	11.0%
Ba	0.4%
Not Rated	0.8%
(a)	The underlying fund is iShares Core U.S. Aggregate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000242839 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Transition-Enabling Metals ETF
Class Name	iShares Transition-Enabling Metals ETF
Trading Symbol	TMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Transition-Enabling Metals ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Transition-Enabling Metals ETF	$24	0.43%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.43%	[15]
Net Assets	$ 27,899,425
Holdings Count | Holding	59
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$27,899,425
Number of Portfolio Holdings	59
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	34.8%
Money Market Funds	30.3%
U.S. Treasury Obligations	16.0%
Certificates of Deposit	8.0%
Cash	7.3%
Futures	(3.0)%
Other assets, less liabilities	6.6%
Commodity linked futures
Sector Exposure	Percent of Notional Amount
Industrial Metals Futures	64.7%
Precious Metals Futures	34.6%

[1]	Annualized.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Annualized.
[10]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[11]	Annualized.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Annualized.